MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series – Class I, L, R, S, W and Z

Pro-Blend Moderate Term Series – Class I, L, R, S, W and Z

Pro-Blend Extended Term Series – Class I, L, R, S, W and Z

Pro-Blend Maximum Term Series – Class I, L, R, S, W and Z

(together, the “Pro-Blend Series”)

Equity Series – Class S and W

Overseas Series – Class I, S, W and Z

(together with the Pro-Blend Series, the “Series”)

Supplement dated January 10, 2024 to the

Statement of Additional Information for the Series dated March 1, 2023, (the “SAI”), as supplemented on March 17, 2023 and June 8, 2023.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective January 31, 2024, the portfolio management teams of the Series will change as follows:

1.	Marc Tommasi will no longer serve as a member of the Series’ portfolio management teams.

2.	John Mitchell, CFA® will become a member of the Series’ portfolio management teams.

Accordingly, as of January 31, 2024, the SAI is hereby supplemented and revised as follows:

1.	The information relating to Mr. Tommasi in the first table in the “Portfolio Managers” section and the “Management of Other Portfolios” table of the SAI is hereby deleted.

2.	The following information relating to Mr. Mitchell is hereby added to the first table in the “Portfolio Managers” section.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI*	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series*
John Mitchell, CFA®, Managing Director, Services Group	Member of Pro-Blend Series, Equity Series and Overseas Series Portfolio Management Teams	Equity Series – between $100,001 and $500,000 Overseas Series – between $100,001 and $500,000	Between $100,001 and $500,000

* Dollar ranges do not reflect interests owned by a Portfolio Manager in collective investment trust funds managed by the Advisor, which may have investment objectives, policies and strategies substantially similar to those of a series of the Fund.

3.	The following information is hereby added to the “Management of Other Portfolios” table in the “Portfolio Managers” section of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
John Mitchell**	0	$0	0	$0	0	$0

* At times assets of the Other Accounts in column 3 may be invested in series of the Fund.

** Information as of October 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN SAI Supp 1.10.24